UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2005

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  100 East Wisconsin Avenue, Suite 2650
          Milwaukee, WI 53202

Form 13F File No:   28-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Christine M. Smyth
Title:         Development Director
Phone:         (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth     Milwaukee, Wisconsin     7/27/05
-----------------------   ----------------------   ---------
      (Signature)           (City, State)            (Date)

Report Type (Check only one.):

[ X ]  	  13F HOLDINGS REPORT. (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           97

Form 13F Information Table Value Total:    $ 239,446 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None


                                                  Marietta Investment Partners
                                                   FORM 13F Information Table
                                                            30-Jun-05
                                                                                                             Voting Authority
                                                                                                          -----------------------

                                 Title of                  Value      Shares/  Sh/  Put/  Invstmt  Otr
Name of Issuer                   class          CUSIP      (x$1000)   Prn Amt  Prn  Call  Dscretn  Mgrs    Sole    Shared   None
----------------------------     ------------   ------     --------   -------  ---  ----  -------  ----   ------   ------  ------
3M CO.                           COM            88579Y101      6,087   84,191  SH         Sole             70,291          13,900
ABBOTT LABS                      COM            002824100      2,028   41,375  SH         Sole             38,475           2,900
ADOBE SYS INC.                   COM            00724F101      2,538   88,712  SH         Sole             75,262          13,450
AFLAC INC.                       COM            001055102        441   10,200  SH         Sole             10,200
ALTRIA GROUP INC.                COM            02209s103        235    3,638  SH         Sole              3,638
AMERICAN EXPRESS CO.             COM            025816109        979   18,400  SH         Sole             12,800           5,600
AMGEN INC.                       COM            031162100      6,162  101,921  SH         Sole             81,621          20,300
ANADARKO PETE CORP.              COM            032511107        243    2,962  SH         Sole              2,762             200
APACHE CORP.                     COM            037411105      4,202   65,041  SH         Sole             51,841          13,200
ASSOCIATED BANC CORP.            COM            045487105         81    2,409  SH         Sole              2,409
AUTODESK INC.                    COM            052769106        522   15,205  SH         Sole             14,205           1,000
BANK OF AMERICA CORP.            COM            060505104        992   21,750  SH         Sole             21,150             600
BANTA CORP.                      COM            066821109        449    9,897  SH         Sole              9,897
BERKSHIRE HATHAWAY INC CL A      COM            084670108      1,336       16  SH         Sole                 16
BP PLC                           COM            055622104      1,574   25,240  SH         Sole             25,240
BRIGGS & STRATTON CORP.          COM            109043109        991   28,620  SH         Sole             28,620
BRISTOL MYERS SQUIBB             COM            110122108        482   19,295  SH         Sole             17,695           1,600
CAMPBELL SOUP CO.                COM            134429109        345   11,200  SH         Sole             11,200
CARNIVAL CORP.                   COM            143658300      3,930   72,050  SH         Sole             62,125           9,925
CHEVRON CORP NEW                 COM            166764100      1,595   28,522  SH         Sole             28,222             300
CITIGROUP INC.                   COM            172967101      8,070  174,556  SH         Sole            146,932          27,624
COACH INC.                       COM            189754104      8,338  248,362  SH         Sole            183,462          64,900
COCA COLA CO.                    COM            191216100        253    6,070  SH         Sole              4,845           1,225
CONOCOPHILLIPS                   COM            20825C104        379    6,586  SH         Sole              6,586
DANAHER CORP DEL                 COM            235851102      4,271   81,603  SH         Sole             63,203          18,400
DELL INC.                        COM            24702R101      1,977   50,114  SH         Sole             48,464           1,650
DOMINION RES VA NEW              COM            25746U109        693    9,442  SH         Sole              9,442
DOW CHEM CO.                     COM            260543103        908   20,400  SH         Sole             20,400
DU PONT E I DE NEMOURS           COM            263534109        761   17,700  SH         Sole             17,700
EMERSON ELEC CO.                 COM            291011104        817   13,050  SH         Sole             12,650             400
EXXON MOBIL CORP.                COM            30231G102      6,892  119,915  SH         Sole            115,715           4,200
FASTENAL CO.                     COM            311900104        594    9,700  SH         Sole              9,700
FISERV INC.                      COM            337738108      7,733  180,295  SH         Sole            148,570          31,725
FLEXTRONICS INTL LTD ORD         COM            Y2573F102      4,026  304,739  SH         Sole            240,089          64,650
GENENTECH INC COM NEW            COM            368710406      1,077   13,418  SH         Sole             12,918             500
GENERAL ELEC CO.                 COM            369604103     12,578  362,993  SH         Sole            303,444          59,549
GOLDMAN SACHS GROUP              COM            38141G104      6,205   60,824  SH         Sole             50,654          10,170
GRANT PRIDECO INC.               COM            38821G101        202    7,619  SH         Sole              7,619
HERSHEY CO.                      COM            427866108        273    4,400  SH         Sole                400           4,000
ILLINOIS TOOL WKS INC.           COM            452308109      2,404   30,170  SH         Sole             19,220          10,950
INTEL CORP.                      COM            458140100      5,160  198,325  SH         Sole            165,225          33,100
INTERNATIONAL BUSINESS MACHS C   COM            459200101        884   11,920  SH         Sole             11,770             150
ISHARES TR                       DJ SEL DIV INX 464287168        919   14,890  SH         Sole             14,790             100
ISHARES TR                       MSCI EAFE IDX  464287465        861   16,440  SH         Sole             14,340           2,100
ISHARES TR                       S&P GLB100INDX 464287572        483    8,024  SH         Sole              7,024           1,000
JOHNSON & JOHNSON                COM            478160104      7,103  109,275  SH         Sole             88,525          20,750
JPMORGAN CHASE & COMPANY         COM            46625H100      1,273   36,031  SH         Sole             35,531             500
KIMBERLY CLARK CORP.             COM            494368103      1,875   29,964  SH         Sole             28,810           1,154
KOHLS CORP.                      COM            500255104      1,024   18,322  SH         Sole             18,322
LAUREATE EDUCATION INC.          COM            518613104        475    9,935  SH         Sole              9,935
LOWES COMPANIES                  COM            548661107      4,807   82,570  SH         Sole             63,020          19,550
MANPOWER INC.                    COM            56418H100        432   10,850  SH         Sole             10,850
MARSHALL & ILSLEY CORP.          COM            571834100      1,982   44,586  SH         Sole             44,586
MASCO CORP.                      COM            574599106      3,702  116,563  SH         Sole             91,063          25,500
MBNA CORP.                       COM            55262L100        379   14,500  SH         Sole             14,500
MEDCO HEALTH SOLUTIONS           COM            58405U102      2,629   49,276  SH         Sole             48,194           1,082
MEDTRONIC INC.                   COM            585055106      9,865  190,482  SH         Sole            142,932          47,550
MGIC INVT CORP WIS               COM            552848103      1,872   28,700  SH         Sole             28,700
MICROSOFT CORP.                  COM            594918104      6,279  252,782  SH         Sole            203,982          48,800
MIDCAP SPDR TR                   UNIT SER 1     595635103        387    3,090  SH         Sole              2,890             200
MOLEX INC CL A                   COM            608554200        312   13,300  SH         Sole             13,300
NASDAQ 100 TR                    UNIT SER 1     631100104        495   13,470  SH         Sole             13,470
NATIONAL PRESTO INDS             COM            637215104        302    6,862  SH         Sole              6,862
NEWMONT MINING CORP.             COM            651639106        247    6,334  SH         Sole              6,334
NIKE INC CL B                    COM            654106103      5,803   67,013  SH         Sole             54,153          12,860
NORDSTROM INC.                   COM            655664100      6,914  101,718  SH         Sole             83,568          18,150
PENWEST PHARMACEUTICAL           COM            709754105        154   13,059  SH         Other            13,059
PEPSICO INC.                     COM            713448108      6,986  129,531  SH         Sole            110,631          18,900
PFIZER INC.                      COM            717081103      2,175   78,855  SH         Other                            78,855
PPG INDS INC.                    COM            693506107        318    5,064  SH         Sole              5,064
PRAXAIR INC.                     COM            74005P104      1,157   24,826  SH         Sole             22,626           2,200
PRICE T ROWE GROUP INC.          COM            74144T108      4,112   65,691  SH         Sole             50,491          15,200
PROCTER & GAMBLE CO.             COM            742718109      7,067  133,981  SH         Sole            114,181          19,800
ROYAL DUTCH PETE CO NY REG GLD   COM            780257804      1,759   27,100  SH         Sole             27,100
SALOMON BROTHERS FD              COM            795477108        325   25,000  SH         Sole             20,000           5,000
SARA LEE CORP.                   COM            803111103        660   33,320  SH         Sole             33,320
SENSIENT TECH                    COM            81725T100        542   26,314  SH         Sole             26,314
SMITH INVT CO.                   COM            832118103        285    5,700  SH         Sole              5,700
SNAP ON INC.                     COM            833034101        386   11,248  SH         Sole             11,248
SPDR TR                          UNIT SER 1     78462F103        989    8,300  SH         Sole              1,500           6,800
STARWOOD HOTELS&RESORT PAIRED    COM            85590A203        270    4,603  SH         Sole              4,103             500
STATE STREET CORP.               COM            857477103      2,219   45,990  SH         Sole             34,000          11,990
STRATTEC SEC CORP.               COM            863111100        876   16,092  SH         Sole             16,092
SYSCO CORP.                      COM            871829107        438   12,100  SH         Sole             12,100
TARGET CORP.                     COM            87612E106      5,842  107,375  SH         Sole             85,925          21,450
TEXAS INSTRUMENTS INC.           COM            882508104      5,802  206,687  SH         Sole            159,787          46,900
UNITED TECHNOLOGIES CP           COM            913017109        896   17,440  SH         Sole             17,440
UNITEDHEALTH GROUP INC.          COM            91324P102      3,971   76,169  SH         Sole             62,229          13,940
US BANCORP DEL COM NEW           COM            902973304      2,261   77,443  SH         Sole             77,443
WAL MART STORES INC.             COM            931142103        521   10,800  SH         Sole              8,400           2,400
WALGREEN CO.                     COM            931422109      8,691  188,968  SH         Sole            158,418          30,550
WEATHERFORD INTL LTD             COM            G95089101        849   14,650  SH         Sole             14,650
WELLS FARGO CO.                  COM            949746101      1,892   30,720  SH         Sole             29,120           1,600
WEYERHAEUSER CO.                 COM            962166104        286    4,500  SH         Sole              4,500
XEROX CORP.                      COM            984121103        234   17,000  SH         Sole             17,000
YUM BRANDS INC.                  COM            988498101        234    4,498  SH         Sole              4,498
ZIMMER HOLDINGS INC W/I          COM            98956P102      7,122   93,503  SH         Sole             73,893          19,610
REPORT SUMMARY                    97                         239,446